Inventory	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Inventory
19. Inventory

	December 31,
	2020			2019
	Cost	Reserves	Net	Cost	Reserves	Net
	( I n thousands)
Raw materials	$460	$(114)	346	$796	$(513)	283
Work in progress	25	—	25	81	(70)	11
Finished goods	588	(100)	488	963	(571)	392

Total Inventory	$1,073	$(214)	$859	$1,840	$(1,154)	$686

Inventory, consisting mainly of fingerprint sensors which are manufactured for sale, is held at cost, which is less than recoverable value. Inventory value has been reduced to reflect aging, obsolescence and estimated shrinkage.
In 2020, 2019, and 2018,
$32
, $1,079, and
$358, respectively, of materials used in new product development was charged to development expense.